Note 17 - Fair Value Measurements and Fair Values of Financial Instruments - Estimated Fair Values of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financial Assets
Investment securities available for sale	$ 7,912	$ 9,555
Accrued interest receivable	1,021	862
Bank-owned life insurance	3,814	3,728
Reported Value Measurement [Member]
Financial Assets
Cash and cash equivalents	7,910	9,300
Investment in interest-earning time deposits	4,879	6,098
Investment securities available for sale	7,912	9,555
Loans held for sale	7,006	4,712
Loans receivable, net	201,667	176,807
Accrued interest receivable	1,021	862
Investment in FHLB stock	1,234	713
Bank-owned life insurance	3,814	3,728
Financial Liabilities
Deposits	186,221	177,007
FHLB short-term borrowings	10,000	7,000
FHLB long-term borrowings	18,000	8,500
Accrued interest payable	167	142
Estimate of Fair Value Measurement [Member]
Financial Assets
Cash and cash equivalents	7,910	9,300
Investment in interest-earning time deposits	4,912	6,163
Investment securities available for sale	7,912	9,555
Loans held for sale	7,232	4,879
Loans receivable, net	202,803	177,870
Accrued interest receivable	1,021	862
Investment in FHLB stock	1,234	713
Bank-owned life insurance	3,814	3,728
Financial Liabilities
Deposits	187,309	179,050
FHLB short-term borrowings	10,000	7,000
FHLB long-term borrowings	16,982	8,507
Accrued interest payable	167	142
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 1 [Member]
Financial Assets
Cash and cash equivalents	7,910	9,300
Investment in interest-earning time deposits
Investment securities available for sale
Loans held for sale
Loans receivable, net
Accrued interest receivable	1,021	862
Investment in FHLB stock	1,234	713
Bank-owned life insurance	3,814	3,728
Financial Liabilities
Deposits	41,183	39,939
FHLB short-term borrowings	10,000	7,000
FHLB long-term borrowings
Accrued interest payable	167	142
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 2 [Member]
Financial Assets
Cash and cash equivalents
Investment in interest-earning time deposits
Investment securities available for sale	7,912	9,555
Loans held for sale	7,232	4,879
Loans receivable, net
Accrued interest receivable
Investment in FHLB stock
Bank-owned life insurance
Financial Liabilities
Deposits
FHLB short-term borrowings
FHLB long-term borrowings
Accrued interest payable
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member]
Financial Assets
Cash and cash equivalents
Investment in interest-earning time deposits	4,912	6,163
Investment securities available for sale
Loans held for sale
Loans receivable, net	202,803	177,870
Accrued interest receivable
Investment in FHLB stock
Bank-owned life insurance
Financial Liabilities
Deposits	146,126	139,111
FHLB short-term borrowings
FHLB long-term borrowings	16,982	8,507
Accrued interest payable